SCHEDULE OF CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Details) - USD ($)	3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities
Net loss	$ 974,000	$ 97,000	$ (7,513,000)	$ (6,398,000)	$ (5,348,000)	$ (1,653,000)		$ (4,638,000)	$ 230,000
Adjustments to reconcile net loss to net cash used in operating activities:				1,305,000		(73,000)
Changes in operating assets and liabilities:				5,504,000	(265,000)	(538,000)
Net cash provided by (used in) operating activities			(7,069,000)	411,000	760,000	(2,264,000)		(330,000)	(2,012,000)
Cash flows from investing activities
Net cash used in investing activities			(53,000)	(14,000)	(108,000)	(149,000)		(244,000)	(118,000)
Cash flows from financing activities
Net cash provided by financing activities			1,040,000	3,411,000	(234,000)	2,917,000		1,178,000	4,024,000
Net change in cash			(6,082,000)	3,808,000	418,000	504,000		604,000	1,894,000
Cash at beginning of year			6,703,000	2,895,000	2,795,000	2,291,000	$ 2,795,000	2,291,000	397,000
Cash at end of period	$ 621,000	$ 3,213,000	$ 621,000	$ 6,703,000	$ 3,213,000	$ 2,795,000	$ 6,703,000	$ 2,895,000	$ 2,291,000